COMMITMENTS AND CONTINGENCIES - Royalty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Accounts payable and accrued liabilities	$ 10,215,004	$ 6,570,715
Royalty Agreements
COMMITMENTS AND CONTINGENCIES
Agreement period	3 years
Period to renew agreement	60 days
Agreement additional period	2 years
Minimum guarantee fee	$ 1,000,000
Minimum guarantee fee, initial payment	50,000
Minimum guarantee fee, 1st year	200,000
Minimum guarantee fee, 2nd year	375,000
Minimum guarantee fee, 3rd year	375,000
Minimum guarantee fee, renewal	1,500,000
Minimum guarantee fee, 4th year	750,000
Minimum guarantee fee, 5th year	750,000
Royalty expense	388,436	137,500
Accounts payable and accrued liabilities	$ 328,125	$ 0
Royalty Agreements | Bella Boxes
COMMITMENTS AND CONTINGENCIES
Royalty fee, 1st year (as a percent)	10.00%
Royalty fee, years 2 to 5 (as a percent)	12.00%
Royalty Agreements | Flower Products and Accessories
COMMITMENTS AND CONTINGENCIES
Royalty fee, 1st year (as a percent)	6.00%
Royalty fee, 2nd year (as a percent)	7.00%
Royalty fee, years 3 to 5 (as a percent)	8.00%